Note 4 - Shareholder Remuneration System (Tables)	12 Months Ended
Dec. 31, 2017
Share holder Remuneration System Abstract
Disclosure Available Amount For Interim Divided Payments Explanatory
Available Amount for Interim Dividend Payments (Millions of euros)
August 31, 2017
Profit of BBVA, S.A. at each of the dates indicated, after the provision for income tax	1,832
Less
Estimated provision for Legal Reserve	10
Acquisition by the bank of the free allotment rights in 2017 capital increase	144
Additional Tier I capital instruments remuneration	224
Maximum amount distributable	1,454
Amount of proposed interim dividend	600

BBVA cash balance available to the date	5,095

Disclosure Allocation Of Earnings Explanatory
Allocation of Earnings (Millions of euros)
2017
Profit for year (*)	2,083
Distribution:
Interim dividends	600
Final dividend	1,000
Acquisition by the bank of the free allotment rights (**)	144
Additional Tier 1 securities	301
Legal reserve	10
Voluntary reserves	28

(*) Net Income of BBVA, S.A.

(**) Concerning to the remuneration to shareholders who choose to be paid in cash through the “Dividend Option”.